UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-04760

DWS Advisor Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  10/31

Date of reporting period: 1/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2010 (Unaudited)

DWS Core Fixed Income Fund

	Principal Amount ($)	Value ($)
Corporate Bonds 25.1%
Consumer Discretionary 1.6%
CBS Corp., 7.875%, 7/30/2030	2,500,000	2,741,950
Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/2022	843,000	1,131,260
News America, Inc., 6.4%, 12/15/2035	380,000	396,670
Time Warner Cable, Inc., 8.75%, 2/14/2019	1,500,000	1,855,495
Viacom, Inc., 6.25%, 4/30/2016	3,311,000	3,701,599

		9,826,974
Consumer Staples 2.2%
Anheuser-Busch InBev Worldwide, Inc., 144A, 7.75%, 1/15/2019	3,100,000	3,676,957
ConAgra Foods, Inc., 7.0%, 4/15/2019	2,000,000	2,314,286
CVS Caremark Corp.:
6.125%, 9/15/2039	2,375,000	2,350,770
6.25%, 6/1/2027	2,663,000	2,736,744
Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/2018	1,585,000	1,801,883

		12,880,640
Energy 2.3%
Anadarko Petroleum Corp., 6.45%, 9/15/2036	2,490,000	2,560,532
Cenovus Energy, Inc., 144A, 5.7%, 10/15/2019	648,000	685,079
DCP Midstream LLC, 144A, 9.75%, 3/15/2019	2,330,000	2,972,584
Enterprise Products Operating LLC:
Series M, 5.65%, 4/1/2013	830,000	895,689
Series B, 7.5%, 2/1/2011	1,525,000	1,611,159
ONEOK Partners LP, 8.625%, 3/1/2019	3,925,000	4,900,967

		13,626,010
Financials 12.9%
American Express Co., 7.0%, 3/19/2018	3,400,000	3,816,361
Bank of America Corp.:
5.75%, 12/1/2017	4,310,000	4,395,592
6.5%, 8/1/2016	525,000	568,291
7.625%, 6/1/2019	300,000	343,240
Bank of America NA, 5.3%, 3/15/2017	2,260,000	2,225,598
Barclays Bank PLC:
Series 1, 5.0%, 9/22/2016	1,210,000	1,243,842
5.2%, 7/10/2014	1,165,000	1,245,920
Capital One Bank USA NA, 8.8%, 7/15/2019	2,000,000	2,425,340
Citigroup, Inc.:
8.125%, 7/15/2039	3,200,000	3,628,701
8.5%, 5/22/2019	3,000,000	3,497,802
Credit Suisse AG, 5.4%, 1/14/2020	720,000	719,042
General Electric Capital Corp.:
5.625%, 5/1/2018	6,200,000	6,339,692
6.0%, 8/7/2019	830,000	859,119
Hartford Financial Services Group, Inc., 5.95%, 10/15/2036	2,400,000	2,147,333
JPMorgan Chase & Co., 6.3%, 4/23/2019	4,300,000	4,754,678
Lincoln National Corp., 8.75%, 7/1/2019	1,475,000	1,792,523
Merrill Lynch & Co., Inc., Series C, 5.45%, 7/15/2014	445,000	469,718
Metropolitan Life Global Funding I, 144A, 5.125%, 4/10/2013	4,670,000	5,030,912

Morgan Stanley:
Series F, 6.0%, 4/28/2015	2,110,000	2,271,402
7.3%, 5/13/2019	1,900,000	2,146,363
PNC Funding Corp., 5.25%, 11/15/2015	2,750,000	2,911,686
Principal Financial Group, Inc., 7.875%, 5/15/2014	3,650,000	4,177,743
Prudential Financial, Inc.:
Series B, 5.1%, 9/20/2014	1,120,000	1,193,064
6.2%, 1/15/2015	820,000	910,066
7.375%, 6/15/2019	460,000	529,626
Royal Bank of Scotland PLC, 144A, 4.875%, 8/25/2014	3,000,000	3,078,423
Simon Property Group LP, (REIT), 6.75%, 5/15/2014	945,000	1,050,618
Telecom Italia Capital SA, 5.25%, 11/15/2013	2,871,000	3,066,438
The Goldman Sachs Group, Inc.:
6.0%, 5/1/2014	1,510,000	1,654,006
7.5%, 2/15/2019	2,700,000	3,129,513
Wachovia Corp., Series G, 5.5%, 5/1/2013	3,200,000	3,469,600
Westpac Banking Corp., 4.875%, 11/19/2019	1,543,000	1,535,293

		76,627,545
Health Care 2.2%
Express Scripts, Inc.:
6.25%, 6/15/2014	1,480,000	1,658,685
7.25%, 6/15/2019	755,000	880,142
McKesson Corp., 7.5%, 2/15/2019	2,600,000	3,124,417
Medco Health Solutions, Inc., 7.125%, 3/15/2018	3,400,000	3,918,592
Quest Diagnostics, Inc., 6.95%, 7/1/2037	2,130,000	2,419,222
Zimmer Holdings, Inc., 4.625%, 11/30/2019	820,000	824,115

		12,825,173
Industrials 1.2%
Allied Waste North America, Inc.:
6.125%, 2/15/2014	2,600,000	2,671,417
6.875%, 6/1/2017	860,000	928,800
Waste Management, Inc., 6.375%, 3/11/2015	3,300,000	3,731,663

		7,331,880
Information Technology 0.1%
Xerox Corp., 5.625%, 12/15/2019	500,000	517,024
Telecommunication Services 1.1%
CenturyTel, Inc.:
Series Q, 6.15%, 9/15/2019	1,000,000	1,039,716
Series P, 7.6%, 9/15/2039	1,250,000	1,309,481
Qwest Corp., 7.625%, 6/15/2015	3,734,000	3,948,705
Verizon Communications, Inc., 6.35%, 4/1/2019	500,000	553,386

		6,851,288
Utilities 1.5%
FirstEnergy Solutions Corp., 6.8%, 8/15/2039	1,216,000	1,295,653
Jersey Central Power & Light Co., 7.35%, 2/1/2019	3,825,000	4,482,169
Sempra Energy, 6.5%, 6/1/2016	2,600,000	2,904,910

		8,682,732

Total Corporate Bonds (Cost $132,670,010)		149,169,266
Mortgage-Backed Securities Pass-Throughs 37.1%
Federal Home Loan Mortgage Corp.:
4.5%, 9/1/2020 (a)	12,124,424	12,781,416
5.0%, with various maturities from 2/1/2021 until 4/1/2035 (a)	8,366,961	8,840,469
5.5%, with various maturities from 10/1/2023 until 1/1/2034	4,545,576	4,847,131
6.0%, 3/1/2038	3,122,752	3,351,591
6.5%, with various maturities from 1/1/2035 until 2/1/2038	3,831,682	4,178,117
Federal National Mortgage Association:
4.151% *, 3/1/2036 (a)	11,098,509	11,672,902
4.5%, with various maturities from 8/1/2033 until 7/1/2038 (b)	6,609,603	6,745,152
4.926% *, 8/1/2037	6,551,997	6,860,616
5.0%, with various maturities from 8/1/2033 until 7/1/2037 (a) (b)	39,264,347	40,945,907
5.5%, with various maturities from 2/1/2025 until 4/1/2036 (a) (b)	63,310,323	67,266,448
6.0%, with various maturities from 10/1/2022 until 7/1/2037	9,338,173	10,086,889
6.5%, with various maturities from 5/1/2023 until 4/1/2037	10,200,304	11,101,432
Government National Mortgage Association, 4.5%, 2/1/2039 (b)	32,000,000	32,422,499

Total Mortgage-Backed Securities Pass-Throughs (Cost $211,162,931)		221,100,569
Asset-Backed 1.3%
Automobile Receivables 0.8%
Household Automotive Trust, "A4", Series 2006-1, 5.52%, 3/18/2013	4,450,000	4,572,749
Credit Card Receivables 0.5%
Citibank Omni Master Trust, "A8", Series 2009-A8, 144A, 2.333% *, 5/16/2016	3,000,000	3,040,970
Manufactured Housing Receivables 0.0%
Green Tree Financial Corp., "A4", Series 1996-2, 7.2%, 4/15/2026	285,287	286,719

Total Asset-Backed (Cost $7,777,992)		7,900,438
Commercial Mortgage-Backed Securities 3.9%
Banc of America Commercial Mortgage, Inc.:
"A4", Series 2007-3, 5.658% *, 6/10/2049	6,925,000	6,104,442
"A4", Series 2007-2, 5.689% *, 4/10/2049	4,900,000	4,376,818
"A4", Series 2007-4, 5.744% *, 2/10/2051	6,989,022	6,489,224
LB-UBS Commercial Mortgage Trust, "A4", Series 2007-C6, 5.858% *, 7/15/2040	7,200,000	6,509,407

Total Commercial Mortgage-Backed Securities (Cost $19,973,861)		23,479,891
Collateralized Mortgage Obligations 1.8%
Chase Mortgage Finance Corp., "A1", Series 2003-S2, 5.0%, 3/25/2018	4,878	4,956
Federal Home Loan Mortgage Corp.:
"NE", Series 2802, 5.0%, 2/15/2033	90,000	95,847
"TE", Series 2827, 5.0%, 4/15/2033	65,000	69,161
"PE", Series 2864, 5.0%, 6/15/2033	40,000	42,531
"KE", Series 2934, 5.0%, 11/15/2033	53,000	56,287
"PE", Series 2165, 6.0%, 6/15/2029	3,540,543	3,856,398
Federal National Mortgage Association:
"EC", Series 2005-15, 5.0%, 10/25/2033	80,000	84,977
"PE", Series 2005-14, 5.0%, 12/25/2033	90,000	95,593
"J", Series 1998-36, 6.0%, 7/18/2028	2,457,153	2,580,232
"PH", Series 1999-19, 6.0%, 5/25/2029	3,270,794	3,555,130

Total Collateralized Mortgage Obligations (Cost $9,482,211)		10,441,112
Government & Agency Obligations 21.2%
US Treasury Obligations
US Treasury Bill, 0.11% **, 3/18/2010 (c)	1,620,000	1,619,926
US Treasury Bond, 4.75%, 2/15/2037 (a)	15,000,000	15,689,070
US Treasury Notes:
1.375%, 2/15/2012 (a)	30,000,000	30,311,730
1.75%, 1/31/2014 (a)	40,000,000	39,803,120
3.125%, 5/15/2019 (a)	40,000,000	38,621,880

Total Government & Agency Obligations (Cost $125,271,304)		126,045,726
Municipal Bonds and Notes 5.2%
Illinois, State General Obligation, 4.421%, 1/1/2015 (d)	1,000,000	1,025,350
Los Angeles, CA, Community Redevelopment Agency, Community Redevelopment Financing Authority Revenue, Series L, 6.02%, 9/1/2021 (e)	6,480,000	5,928,163
Pomona, CA, Pension Obligation, Series AR, 5.732%, 7/1/2025 (e)	2,245,000	2,004,201
Pueblo of Santa Ana, NM, Certificates of Participation, "A", 5.875%, 4/1/2024	7,220,000	6,319,955
Rancho Cordova, CA, Certificates of Partnership, City Hall Acquisition, Series B, 5.65%, 2/1/2024 (e)	4,340,000	3,959,469
Riverside, CA, Public Financing Authority, Tax Allocation Revenue, University Corridor, Series D, 5.89%, 8/1/2032 (e)	925,000	727,577
West Virginia, State General Obligation, Jobs Inventory Trust Board:
Series A, Zero Coupon, 1/22/2012	1,300,000	1,157,546
Series A, 144A, Zero Coupon, 6/12/2013	1,500,000	1,215,585
Series C, 144A, Zero Coupon, 7/31/2013	3,500,000	2,808,855
Wilkes Barre, PA, General Obligation, Series C, 5.48%, 11/15/2024 (e)	6,315,000	5,769,637

Total Municipal Bonds and Notes (Cost $33,044,008)		30,916,338

	Shares	Value ($)
Securities Lending Collateral 32.7%
Daily Assets Fund Institutional, 0.17% (f) (g) (Cost $194,597,877)	194,597,877	194,597,877
Cash Equivalents 12.8%
Central Cash Management Fund, 0.17% (f) (Cost $75,927,616)	75,927,616	75,927,616

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $809,907,810) †	141.1	839,578,833
Other Assets and Liabilities, Net	(41.1)	(244,449,413)

Net Assets	100.0	595,129,420

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.  These securities are shown at their current rate as of January 31, 2010.

**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $810,798,433.  At January 31, 2010, net unrealized appreciation for all securities based on tax cost was $28,780,400.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $31,883,743 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,103,343.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2010 amounted to $190,623,976 which is 32.0% of net assets.
(b)	Delayed delivery security included.
(c)	At January 31, 2010, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	Taxable issue.
(e)	Bond is insured by one of these companies:

Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group, Inc.	1.2
National Public Finance Guarantee Corp.	1.0
Many insurers who have traditionally guaranteed payment of municipal issues have been downgraded by the major rating agencies.

(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal Home Loan Mortgage Corp. and Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At January 31, 2010, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

10-Year US Treasury Note	USD	3/22/2010	300	35,446,875	(900,600)

Currency Abbreviation
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income(h)
Corporate Bonds	$—	$149,169,266	$—	$149,169,266
Mortgage-Backed Securities Pass-Throughs	—	221,100,569	—	221,100,569
Asset-Backed	—	7,900,438	—	7,900,438
Commercial Mortgage-Backed Securities	—	23,479,891	—	23,479,891
Collateralized Mortgage Obligations	—	10,441,112	—	10,441,112
Government & Agency Obligations	—	124,425,800	—	124,425,800
Municipal Bonds and Notes	—	30,916,338	—	30,916,338
Short-Term Investments(h)	270,525,493	1,619,926	—	272,145,419
Total	$270,525,493	$569,053,340	$—	$839,578,833

Liabilities
Derivatives(i)	$(900,600)	$—	$—	$(900,600)
Total	$(900,600)	$—	$—	$(900,600)

(h)	See Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Interest Rate Contracts	$ (900,600)

ITEM 2.	CONTROLS AND PROCEDURES

(a)    The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)    There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Core Fixed Income Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Core Fixed Income Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 25, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 25, 2010